Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	US$	US$
Accrued payroll and welfare	13,026,548	19,967,738
Taxes payable	976,428	1,426,024
Others	893,158	1,427,406
Accrued Expenses and Other Current Liabilities	14,896,134	22,821,168